Loans, Capital lease (Tables)	6 Months Ended
Jun. 30, 2013
Loans, Capital lease [Abstract]
Schedule of Outstanding Balance of Loans
The following tables represent the outstanding balance of loans for the Company as of June 30, 2013, and December 31, 2012.

	June 30, 2013	Year Ending
South Bay Capital loan at an interest rate 12%	10,926	10,926
Trafalgar promissory note	200,000	200,000
Capital lease, line of credit	33,591	33,591
Dougherty	5,000	--
Krochak	15,000	15,000
Loans and capital lease sub total	264,517	259,517
Less: current portion loans and capital leases	(264,517)	(259,517)
Total	$--	$--